Disaggregation of Revenue (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Disaggregation of Revenue [Abstract]
Schedule of Revenue	Revenues consisted of the following (in thousands):
	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2023	2022	2023	2022
Recurring revenue
Software	$990	$1,019	$2,004	$2,070
Total recurring revenue	$990	$1,019	$2,004	$2,070

Non-recurring revenue
Hardware	$512	$875	$1,817	$1,695
Software	448	355	490	765
Professional services	107	327	850	695
Total non-recurring revenue	$1,067	$1,557	$3,157	$3,155
Total Revenue	$2,057	$2,576	$5,161	$5,225
	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2023	2022	2023	2022
Revenue recognized at a point in time
Indoor Intelligence(1)	$520	$874	$2,176	$1,694
SAVES(1)	440	398	833	766
Total	$960	$1,272	$3,009	$2,460

Revenue recognized over time
Indoor Intelligence(2)(3)	$320	$464	$573	$1,041
SAVES(3)	303	328	628	694
Shoom(3)	474	512	951	1,030
Total	$1,097	$1,304	$2,152	$2,765
Total Revenue	$2,057	$2,576	$5,161	$5,225

(1)      Hardware and Software’s performance obligation is satisfied at a point in time where when they are shipped to the customer.

(2)      Professional services are also contracted on the fixed fee and time and materials basis. Fixed fees are paid monthly, in phases, or upon acceptance of deliverables. The Company has elected the practical expedient to recognize revenue for the right to invoice because the Company’s right to consideration corresponds directly with the value to the customer of the performance completed to date, in which revenue is recognized over time.

(3)      Software As A Service Revenue’s performance obligation is satisfied evenly over the service period using a time-based measure because the Company is providing continuous access to its service and service is recognized over time.

Revenues consisted of the following (in thousands):
	For the Years Ended December 31,
	2022			2021
	Total	Continuing Operations	Discontinued Operations	Total	Continuing Operations	Discontinued Operations
Recurring revenue
Hardware	$—	$—	$—	$3	$—	$3
Software	9,530	4,060	5,470	7,152	3,844	3,308
Professional services	—	—	—	35	—	35
Total recurring revenue	$9,530	$4,060	$5,470	$7,190	$3,844	$3,346

Non-recurring revenue
Hardware	$3,906	$3,905	$1	$3,830	$3,794	$36
Software	1,544	1,540	4	1,974	1,989	(15)
Professional services	4,438	1,443	2,995	3,001	—	3,001
Total non-recurring revenue	$9,888	$6,888	$3,000	$8,805	$5,783	$3,022
Total Revenue	$19,418	$10,948	$8,470	$15,995	$9,627	$6,368
	For the Years Ended December 31,
	2022			2021
	Total	Continuing Operations	Discontinued Operations	Total	Continuing Operations	Discontinued Operations
Revenue recognized at a point in time
Indoor Intelligence(1)	$4,037	$4,032	$5	$4,371	$4,367	$4
Saves(1)	1,413	1,413	—	1,436	1,436	—
Shoom(1)	—	—	—	—	—	—
Total	$5,450	$5,445	$5	$5,807	$5,803	$4

Revenue recognized over time
Indoor Intelligence(2)(3)	$10,576	$2,111	$8,465	$6,676	$312	$6,364
Saves(3)	1,362	1,362	—	1,501	1,501	—
Shoom(3)	2,030	2,030	—	2,011	2,011	—
Total	$13,968	$5,503	$8,465	$10,188	$3,824	$6,364
Total Revenue	$19,418	$10,948	$8,470	$15,995	$9,627	$6,368

(1)      Hardware and Software’s performance obligation is satisfied at a point in time where when they are shipped to the customer.

(2)      Professional services are also contracted on the fixed fee and time and materials basis. Fixed fees are paid monthly, in phases, or upon acceptance of deliverables. The Company has elected the practical expedient to recognize revenue for the right to invoice because the Company’s right to consideration corresponds directly with the value to the customer of the performance completed to date, in which revenue is recognized over time.

(3)      Software As A Service Revenue’s performance obligation is satisfied evenly over the service period using a time-based measure because the Company is providing continuous access to its service and service is recognized overtime.